Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
MGP Operating Partnership
Units Issued (in shares)	266,045,289	266,030,918
Units Outstanding (in shares)	266,000,000.0	266,030,918
Class A Shares
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	70,911,166	70,896,795
Common stock, shares outstanding (in shares)	70,911,166	70,896,795